Employee benefit plans - Amounts Expected to be Recognized in Net Periodic Benefit Income (Cost) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	$ 1,651	$ 1,946
Pension Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	1,399	1,535
Accrued benefit cost	(120)	(153)
Total pension and healthcare benefits	1,279	1,382
Pension Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	252	411
Accrued benefit cost	(45)	(60)
Total pension and healthcare benefits	207	351
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	21	10
Total pension and healthcare benefits	21	10
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(2)	(3)
Total pension and healthcare benefits	$ (2)	$ (3)